Segment information - Segment liabilities - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	€ 69	€ 82
Current financial liabilities related to Mobile Financial Services activities	3,447	3,034
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities related to Mobile Financial Services activities	(1)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Isolation of electronic money, current financial liabilities	1,318	1,242
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	131	171
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	96
Current financial liabilities related to Mobile Financial Services activities	€ 3,447	€ 3,034